Average Annual Total Returns - Vanguard Strategic Small-Cap Equity Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Small Cap 1750 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Small Cap 1750 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Small Cap 1750 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	8.38%	9.19%	10.76%	8.05%	7.87%	9.69%	5.17%	7.00%	8.65%	19.18%	13.11%	11.66%	20.79%	15.36%	13.74%